Sale-Leasebacks of Real Estate (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Failed Sale-Leaseback Financing Obligations and Future Minimum Lease Payments
The Company has a series of leases accounted for as failed sale-leaseback financing obligations associated with long-lived real estate assets. These obligations are further detailed in the table below as of December 31, 2025 and 2024.

December 31, 2025				December 31, 2024
Facilities	Maturity	Interest Rate	Balance	Facilities	Maturity	Interest Rate	Balance
(In thousands, except percentages)
1 warehouse – 2010	7/2030	10.34%	$15,089	1 warehouse – 2010	7/2030	10.34%	$15,872
1 facility - 2007 (Agro)	7/2031	10%	22,540	3 facilities - 2007 (Agro)	7/2031	10%	58,359
1 facility - 2013 (Agro)	12/2033	10%	4,723	1 facility - 2013 (Agro)	12/2033	10%	4,770
Total sale-leaseback financing obligations			$42,352				$79,001
As of December 31, 2025, future minimum lease payments, inclusive of certain obligations to be settled with the residual value of related long-lived assets upon expiration of the lease agreement, of the sale-leaseback financing obligations are as follows:

Years Ending December 31:	(In thousands)
2026	$7,075
2027	7,416
2028	7,539
2029	7,700
2030	14,541
Thereafter	15,924
Total minimum payments	60,195
Interest portion	(17,843)
Present value of net minimum payments	$42,352